Significant Transactions (Tables)	3 Months Ended
Mar. 31, 2014
Clearwire Acquisition [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The estimated fair value of the consideration transferred, based on the market price of Clearwire common shares, as determined using the closing price on the NASDAQ as of the Clearwire Acquisition Date, consisted of the following:

Consideration:
Cash to acquire the remaining equity interests of Clearwire	$3,681
Estimated value of Sprint's previously-held equity interests(1)	3,251
Liability to holders of Clearwire equity awards for services provided in the pre-acquisition period(2)	59
Total purchase price to be allocated	$6,991
 _________________

(1)
Equals the estimated fair value of Sprint Communications' previously-held equity interest in Clearwire valued at $4.40 per share, which represented an approximate 12% discount to Sprint Communications' acquisition price for shares not held by Sprint Communications prior to the Clearwire Acquisition Date. The difference between $4.40 and the per share merger consideration of $5.00 represents an estimate of a control premium, which would not generally be included in the valuation of Sprint Communications' non-controlling interest.

(2)	$47 million of the liability was paid in cash pursuant to the Clearwire Merger Agreement.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary purchase price allocation of consideration in the Clearwire Acquisition:

Preliminary Purchase Price Allocation (in millions):
Current assets	$778
Property, plant and equipment	1,245
Identifiable intangibles	12,870
Goodwill	433
Other assets	25
Current liabilities	(1,070)
Long-term debt	(4,288)
Deferred tax liabilities	(2,130)
Other liabilities	(872)
Net assets acquired	$6,991

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Identifiable intangible assets acquired in the Clearwire Acquisition include the following:

	Estimated Fair Value	Weighted Average Useful Life
	(in millions)	(in years)
Indefinite-lived intangible assets:
Federal Communications Commission (FCC) licenses	$11,884	n/a

Intangible assets subject to amortization:
Favorable spectrum and tower leases	986	21
	$12,870

Financial Results of Subsidiaries [Table Text Block]
The following supplemental information presents the financial results of Clearwire operations included in the Consolidated Statement of Comprehensive Loss for the period from July 10, 2013 through December 31, 2013:

From July 10, 2013 through December 31, 2013
(in millions)
Total revenues	$340
Net loss	$(1,017)

SoftBank Merger [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
The estimated fair value of the consideration transferred, based on the market price of Sprint common stock, as determined using the closing price of Sprint common stock on the New York Stock Exchange as of July 11, 2013, and the investments by SoftBank consisted of the following:

Consideration transferred and investments by SoftBank (in millions):
Cash consideration paid to Sprint Communications stockholders	$16,640
Issuance of Sprint Corporation common stock to former Sprint Communications stockholders	5,344
Estimated value of Sprint Corporation equity awards issued to holders of Sprint Communications equity awards for service provided in the pre-combination period	193
Total purchase price to be allocated	22,177
Convertible Bond	3,100
Additional capital contribution made by SoftBank	1,900
Total consideration transferred and investments by SoftBank	$27,177

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the preliminary purchase price allocation of consideration transferred:

Preliminary Purchase Price Allocation (in millions):
Current assets	$8,475
Investments	133
Property, plant and equipment	14,558
Identifiable intangibles	50,626
Goodwill	6,383
Other assets	227
Current liabilities	(10,636)
Long-term debt	(29,481)
Deferred tax liabilities	(14,122)
Other liabilities	(3,986)
Net assets acquired, prior to conversion of the Bond	22,177
Conversion of Bond	3,100
Net assets acquired, after conversion of the Bond	$25,277

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
Identifiable intangible assets acquired in the SoftBank Merger include the following:

	Estimated Fair Value	Weighted Average Useful Life
	(in millions)
Indefinite-lived intangible assets:
FCC licenses	$35,723	n/a
Trademarks	5,935	n/a
Intangible assets subject to amortization:
Customer relationships	6,923	8
Other definite-lived intangible assets
Favorable spectrum leases	884	23
Favorable tower leases	589	6
Trademarks	520	34
Other	52	10
	$50,626

Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma consolidated results of operations assume that the SoftBank Merger and Clearwire Acquisition were completed as of January 1, 2012 for 2013 and 2012, respectively.

	Years Ended December 31,
	2013	2012
	(in millions)
Net operating revenues	$35,953	$35,918
Net loss	$(4,290)	$(5,141)
Basic loss per common share	$(1.12)	$(1.35)